Consolidated Statements Of Cash Flows (Schedule Of Interest And Income Taxes Paid And Interest Received) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Statement of cash flows [abstract]
Interest paid	$ 261	$ 265
Income taxes paid (net of refunds)	259	174
Interest received	$ 4	$ 4